Derivative Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Unrealized Gain (Loss) on Derivatives and Commodity Contracts [Abstract]
Losses on mark-to-market adjustments for changes in fair value on derivative	$ (163)	$ (238)	$ 53	$ 4	$ (2,315)